Plan Termination	12 Months Ended
Dec. 31, 2025
EBP 002
Plan Termination:
Plan Termination:
6.	Plan Termination:

Although it has not expressed any intent to do so, the Bank specifically reserves the right, at any time, to terminate the Plan or to amend, in whole or in part, any or all of the provisions of the Plan, subject to the provisions of ERISA and approval of the Bank’s Board of Directors. In the event of termination or partial termination of the Plan or upon complete discontinuance of contributions under the Plan, the accounts of each affected participant shall become 100% vested and fully distributable, in accordance with the IRC and all income tax regulations promulgated thereunder.